LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future minimum rental payments	The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
2019	17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	—
24,802

Schedule of minimum future revenues on bareboat charters
minimum future revenues to be received under these contracts as of December 31, 2018 are as follows:

(in thousands of $)
2019	7,037
2020	117
2021	—
2022	—
2023	—
Thereafter	—
Total minimum lease payments	7,154

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